Trade Accounts Receivable - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [Line Items]
Trade accounts receivable included unbilled amount	S/ 241,955	S/ 152,937	S/ 161,651
Description of credit risks of trade accounts receivable by maximum payment period	one and three months
Factoring Agreements With Citibank del Perú S.A [member]
Trade and other current receivables [Line Items]
Sales of without recourse trade receivables	S/ 203,884	S/ 138,300	S/ 153,767
Individual Customers [Member]
Trade and other current receivables [Line Items]
Description of non current receivables maturity	24 and 36 months